27. COMMITMENTS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
FTL
Disclosure of detailed information about borrowings [line items]
Type of service	30-year concession granted on December 31, 1997, renewable for another 30 years, to develop public service and operating the railway system in northeastern Brazil. The northeastern railway system covers 4238 kilometers of railway network and operates in Maranhão, Piauí, Ceará, Paraíba, Pernambuco, Alagoas and Rio Grande do Norte.
Minimum future payments related to government concessions	R$ 90,690
FTL | 2018
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	9,069
FTL | 2019
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	9,069
FTL | 2020
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	9,069
FTL | 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	9,069
FTL | After 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	R$ 54,414
Tecar
Disclosure of detailed information about borrowings [line items]
Type of service	Concession to operate the TECAR, a solid bulk terminal, one of the four terminals that make up the Port of Itaguai, located in Rio de Janeiro. The concession was renewable and the agreement expires in 2047.
Minimum future payments related to government concessions	R$ 3,218,880
Tecar | 2018
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	107,296
Tecar | 2019
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	107,296
Tecar | 2020
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	107,296
Tecar | 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	107,296
Tecar | After 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	R$ 2,789,696
Tecon
Disclosure of detailed information about borrowings [line items]
Type of service	25-year concession started in July 2001, renewable for another 25 years to operate the container terminal at the Port of Itaguai.
Minimum future payments related to government concessions	R$ 263,141
Tecon | 2018
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	30,958
Tecon | 2019
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	30,958
Tecon | 2020
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	30,958
Tecon | 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	30,958
Tecon | After 2021
Disclosure of detailed information about borrowings [line items]
Minimum future payments related to government concessions	R$ 139,309